EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	$ 34,505,484	$ 9,093,187
Additions
Acquisition costs - Kingsway Project	12,548,526	20,088,541
Expenditure target payment - Kingsway Project		750,000
Acquisition costs - royalty purchases and other claims		4,558,206
Acquisition costs - other claims	261,232
Claim staking, option payments and license renewal costs	419,370	15,550
Acquisition cost - Maritime Resources Corp.	29,929,410
Exploration and evaluation assets at end of the year	77,664,022	34,505,484
Queensway
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	34,390,976	9,014,478
Additions
Acquisition costs - Kingsway Project	12,548,526	20,088,541
Expenditure target payment - Kingsway Project		750,000
Acquisition costs - royalty purchases and other claims		4,522,707
Acquisition costs - other claims	261,232
Claim staking, option payments and license renewal costs	377,988	15,250
Exploration and evaluation assets at end of the year	47,578,722	34,390,976
Other
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	114,508	78,709
Additions
Acquisition costs - royalty purchases and other claims		35,499
Claim staking, option payments and license renewal costs	41,382	300
Acquisition cost - Maritime Resources Corp.	29,929,410
Exploration and evaluation assets at end of the year	$ 30,085,300	$ 114,508